                         SUPPLEMENT DATED JUNE 5, 2006
                         TO PROSPECTUS DATED MAY 1, 2006
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                     ENHANCED PREFERENCE PLUS(R) ACCOUNT AND
                            FINANCIAL FREEDOM ACCOUNT
                           VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


      This Supplement updates certain information contained in the Metropolitan Life Separate Account E Prospectus dated May 1, 2006 for group Financial Freedom Account contracts for deferred variable annuities, Financial Freedom Account immediate variable income annuities, Enhanced Preference Plus Account deferred annuities and Enhanced Preference Plus Account income annuities. This Supplement should be read in its entirety with the Prospectus.

1.    COVER PAGE

      Replace the listing of the Exchange-Traded Portfolios on the cover with the following:

            EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS

            Cyclical Growth and Income ETF
            Cyclical Growth ETF

2.    YOUR INVESTMENT CHOICES

      Replace the first sentence in the second paragraph on page FFA-23 with the following:

      Starting with the most conservative Portfolio, each group of investment choices in the following chart is listed in the approximate risk relationship among each available Portfolio in that group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

3.    THE INVESTMENT CHOICES CHART

      Replace the third group of investment choices ("Exchange-Traded Funds Portfolios") in the chart on page FFA-26 with the following:

      EXCHANGE-TRADED FUNDS PORTFOLIOS

      Cyclical Growth and Income ETF Portfolio             Seeks growth of capital and income
      Cyclical Growth ETF Portfolio                        Seeks growth of capital

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


200 PARK AVENUE
NEW YORK, NY  10166                                              (800) 638-7732

                          SUPPLEMENT DATED JUNE 5, 2006
                         TO PROSPECTUS DATED MAY 1, 2006
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


      This Supplement updates certain information contained in the Metropolitan Life Separate Account E Prospectus dated May 1, 2006 for individual and group Preference Plus(R) Account deferred variable annuities and Preference Plus Account immediate variable income annuities. The Income Annuities are no longer available. This Supplement should be read in its entirety with the Prospectus.

1.    COVER PAGE

      Replace the listing of the Exchange-Traded Portfolios on the cover with the following:

            EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS

            Cyclical Growth and Income ETF
            Cyclical Growth ETF

2.    YOUR INVESTMENT CHOICES

      Replace the first sentence in the second paragraph on page APPA-16 with the following:

      Starting with the most conservative Portfolio, each group of investment choices in the following chart is listed in the approximate risk relationship among each available Portfolio in that group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

3.    THE INVESTMENT CHOICES CHART

      Replace the third group of investment choices ("Exchange-Traded Funds Portfolios") in the chart on page APPA-18 with the following:

      EXCHANGE-TRADED FUNDS PORTFOLIOS

      Cyclical Growth and Income ETF Portfolio             Seeks growth of capital and income
      Cyclical Growth ETF Portfolio                        Seeks growth of capital


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



200 PARK AVENUE
NEW YORK, NY  10166                                              (800) 638-7732

                          SUPPLEMENT DATED JUNE 5, 2006
                         TO PROSPECTUS DATED MAY 1, 2006
                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


      This Supplement updates certain information contained in the Metropolitan Life Separate Account E Prospectus dated May 1, 2006 for individual and group Preference Plus(R) Account deferred variable annuities and Preference Plus Account immediate variable income annuities. This Supplement should be read in its entirety with the Prospectus.

1.    COVER PAGE

      Replace the listing of the Exchange-Traded Portfolios on the cover with the following:

            EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS

            Cyclical Growth and Income ETF
            Cyclical Growth ETF

2.    YOUR INVESTMENT CHOICES

      Replace the first sentence in the second paragraph on page BPPA-18 with the following:

      Starting with the most conservative Portfolio, each group of investment choices in the following chart is listed in the approximate risk relationship among each available Portfolio in that group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

3.    THE INVESTMENT CHOICES CHART

      Replace the third group of investment choices ("Exchange-Traded Funds Portfolios") in the chart on page BPPA-21 with the following:

      EXCHANGE-TRADED FUNDS PORTFOLIOS

      Cyclical Growth and Income ETF Portfolio             Seeks growth of capital and income
      Cyclical Growth ETF Portfolio                        Seeks growth of capital


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



200 PARK AVENUE
NEW YORK, NY  10166                                              (800) 638-7732